Revision of Weighted Average Ordinary Shares and Earnings per Share Information (Details) - € / shares shares in Millions		3 Months Ended		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Correction of Errors
Weighted average number of ordinary shares (basic) - in millions	[1],[2]	140.1	87.2	139.9	87.2
Weighted average number of ordinary shares (diluted) - in millions		140.1	87.2	139.9	87.2
Basic earnings (loss) per share continuing operations (in euro per share)	[2]	€ (0.09)	€ (0.05)	€ (0.71)	€ (0.32)
Diluted earnings (loss) per share continuing operations (in euro per share)		(0.09)	(0.05)	(0.71)	(0.32)
Basic earnings (loss) per share discontinued operations (in euro per share)	[2]	0.04	0	(0.05)	0
Diluted earnings (loss) per share discontinued operations (in euro per share)		0.04	0	(0.05)	0
Basic earnings (loss) per ordinary share (in euro per share)	[2]	(0.05)	(0.05)	(0.76)	(0.32)
Diluted earnings (loss) per ordinary share (in euro per share)		€ (0.05)	€ (0.05)	€ (0.76)	€ (0.32)
Previously stated
Correction of Errors
Weighted average number of ordinary shares (basic) - in millions		87.2		87.2
Weighted average number of ordinary shares (diluted) - in millions		87.2		87.2
Basic earnings (loss) per share continuing operations (in euro per share)		€ (0.15)		€ (1.14)
Diluted earnings (loss) per share continuing operations (in euro per share)		(0.15)		(1.14)
Basic earnings (loss) per share discontinued operations (in euro per share)		0.06		(0.07)
Diluted earnings (loss) per share discontinued operations (in euro per share)		0.06		(0.07)
Basic earnings (loss) per ordinary share (in euro per share)		(0.09)		(1.21)
Diluted earnings (loss) per ordinary share (in euro per share)		€ (0.09)		€ (1.21)

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to note 14.
[2]	The presented amounts for the three and six months ended December 31, 2025 have been revised in the interim condensed consolidated financial statements – refer to Note 19 for further details.